T. ROWE PRICE Short Duration Income Fund
February 28, 2023 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 19.3%
Car Loan 8.6%
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class D
2.13%, 3/18/26  120 112
Avis Budget Rental Car Funding AESOP
Series 2018-1A, Class D
5.25%, 9/20/24 (1) 110 109
Avis Budget Rental Car Funding AESOP
Series 2019-3A, Class B
2.65%, 3/20/26 (1) 150 139
Carmax Auto Owner Trust
Series 2020-1, Class D
2.64%, 7/15/26  115 111
Carmax Auto Owner Trust
Series 2022-4, Class D
8.08%, 4/16/29  200 209
CarMax Auto Owner Trust
Series 2020-3, Class C
1.69%, 4/15/26  50 47
CarMax Auto Owner Trust
Series 2021-2, Class C
1.34%, 2/16/27  250 228
CarMax Auto Owner Trust
Series 2023-1, Class A2A
5.23%, 1/15/26  185 184
Drive Auto Receivables Trust
Series 2021-1, Class D
1.45%, 1/16/29  150 140
Enterprise Fleet Financing
Series 2022-2, Class A2
4.65%, 5/21/29 (1) 70 69
Exeter Automobile Receivables Trust
Series 2021-2A, Class C
0.98%, 6/15/26  75 73
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  45 44
Exeter Automobile Receivables Trust
Series 2022-6A, Class A3
5.70%, 8/17/26  25 25
Exeter Automobile Receivables Trust
Series 2023-1A, Class A3
5.58%, 4/15/26  119 119
Ford Credit Auto Lease Trust
Series 2022-A, Class C
4.18%, 10/15/25  255 248

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  230 227
GM Financial Automobile Leasing Trust
Series 2021-1, Class D
1.01%, 7/21/25  140 137
GM Financial Automobile Leasing Trust
Series 2022-3, Class C
5.13%, 8/20/26  245 241
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class C
1.37%, 1/16/26  30 29
GM Financial Consumer Automobile Receivables Trust
Series 2020-4, Class C
1.05%, 5/18/26  50 46
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  35 35
JPMorgan Chase Bank
Series 2021-2, Class D
1.138%, 12/26/28 (1) 94 90
Nissan Auto Lease Trust
Series 2023-A, Class A2A
5.10%, 3/17/25  300 299
Santander Bank - SBCLN
Series 2021-1A, Class C
3.268%, 12/15/31 (1) 270 261
Santander Consumer Auto Receivables Trust
Series 2020-BA, Class C
1.29%, 4/15/26 (1) 100 96
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class D
1.57%, 1/15/27 (1) 100 91
Santander Consumer Auto Receivables Trust
Series 2021-CA, Class C
2.97%, 6/15/28 (1) 265 259
Santander Drive Auto Receivables Trust
Series 2023-1, Class A2
5.36%, 5/15/26  300 299
Santander Retail Auto Lease Trust
Series 2021-C, Class D
1.39%, 8/20/26 (1) 350 327
Santander Retail Auto Lease Trust
Series 2022-B, Class A3
3.28%, 11/20/25 (1) 71 69

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
World Omni Auto Receivables Trust
Series 2020-C, Class C
1.39%, 5/17/27  85 79
4,442
Other Asset-Backed Securities 9.8%
Amur Equipment Finance Receivables XI
Series 2022-2A, Class A2
5.30%, 6/21/28 (1) 100 99
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49 (1) 248 240
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 6.292%, 4/15/29 (1) 250 245
Blackbird Capital Aircraft Lease Securitization
Series 2016-1A, Class AA, STEP
2.487%, 12/16/41 (1) 55 51
CBAM
Series 2019-9A, Class B1, CLO, FRN
3M USD LIBOR + 1.90%, 6.692%, 2/12/30 (1) 250 247
Cedar Funding VII
Series 2018-7A, Class B, CLO, FRN
3M USD LIBOR + 1.40%, 6.208%, 1/20/31 (1) 250 242
CIFC Funding
Series 2021-4A, Class A, CLO, FRN
3M USD LIBOR + 1.05%, 5.842%, 7/15/33 (1) 250 247
DB Master Finance
Series 2019-1A, Class A2II
4.021%, 5/20/49 (1) 92 86
DLLAD
Series 2023-1A, Class A2
5.19%, 4/20/26 (1) 115 114
Elara HGV Timeshare Issuer
Series 2016-A, Class A
2.73%, 4/25/28 (1) 10 10
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 74 69
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1) 60 59
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, 7/25/33 (1) 96 90
KKR
Series 29A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 5.992%, 1/15/32 (1) 250 248

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M USD LIBOR + 0.97%, 5.785%, 7/27/31 (1) 250 248
Madison Park Funding XXXV
Series 2019-35A, Class A1R, CLO, FRN
3M USD LIBOR + 0.99%, 5.798%, 4/20/32 (1) 250 247
Madison Park Funding XXXVII
Series 2019-37A, Class AR, CLO, FRN
3M USD LIBOR + 1.07%, 5.862%, 7/15/33 (1) 250 246
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 63 57
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 73 71
OCP
Series 2014-7A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.12%, 5.928%, 7/20/29 (1) 268 266
OCP
Series 2017-13A, Class A2R, CLO, FRN
3M USD LIBOR + 1.55%, 6.342%, 7/15/30 (1) 250 246
Octagon Investment Partners
Series 2016-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.18%, 5.996%, 1/24/33 (1) 250 246
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 49 47
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28 (1) 150 145
Octane Receivables Trust
Series 2022-2A, Class A
5.11%, 2/22/28 (1) 89 88
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 100 100
Planet Fitness Master Issuer
Series 2018-1A, Class A2II
4.666%, 9/5/48 (1) 196 185
Progress Residential Trust
Series 2020-SFR2, Class A
2.078%, 6/17/37 (1) 200 185
Sierra Timeshare Receivables Funding
Series 2021-1A, Class B
1.34%, 11/20/37 (1) 105 96
Sierra Timeshare Receivables Funding
Series 2021-1A, Class C
1.79%, 11/20/37 (1) 35 32

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Symphony Static I
Series 2021-1A, Class C, CLO, FRN
3M USD LIBOR + 1.85%, 6.668%, 10/25/29 (1) 250 235
Symphony XXIII
Series 2020-23A, Class AR, CLO, FRN
3M USD LIBOR + 1.02%, 5.812%, 1/15/34 (1) 250 247
5,034
Student Loan 0.9%
Navient Private Education Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 73 68
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2
3.19%, 2/18/42 (1) 8 8
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43 (1) 45 43
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59 (1) 95 88
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 66 60
SMB Private Education Loan Trust
Series 2016-C, Class A2A
2.34%, 9/15/34 (1) 21 21
SMB Private Education Loan Trust
Series 2017-B, Class B
3.50%, 12/16/41 (1) 150 135
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37 (1) 66 61
484
Total Asset-Backed Securities (Cost $10,297) 9,960
BANK LOANS 1.7% (2)
Consumer Non-Cyclical 0.8%
PetVet Care Centers, FRN, 1M USD LIBOR + 3.50%, 8.135%,
2/14/25  197 188
Surgery Center Holdings, FRN, 1M USD LIBOR + 3.75%, 8.36%,
8/31/26  227 225
413
Insurance 0.7%
Asurion, FRN, 1M USD LIBOR + 3.00%, 7.635%, 11/3/24  170 170
HUB International, FRN, 3M USD LIBOR + 3.00%, 7.817%, 4/25/25  188 187
357

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Technology 0.2%
Applied Systems, FRN, 1M USD LIBOR + 3.00%, 7.73%, 9/19/24  123 123
123
Total Bank Loans (Cost $903) 893
CORPORATE BONDS 35.9%
Banking 11.7%
Banco de Bogota, 6.25%, 5/12/26  200 195
Banco de Credito del Peru S.A., 4.25%, 4/1/23  200 200
Banco Santander, 2.746%, 5/28/25  200 187
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25  150 149
Bank of America, VR, 0.976%, 4/22/25 (3) 350 330
Bank of America, VR, 5.08%, 1/20/27 (3) 150 148
Bank of Ireland Group, 4.50%, 11/25/23 (1) 200 197
Bank of Montreal, 5.20%, 12/12/24  200 200
Bank of the Philippine Islands, 2.50%, 9/10/24  200 192
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1) 200 197
Barclays, VR, 5.304%, 8/9/26 (3) 200 196
Barclays, VR, 7.325%, 11/2/26 (3) 200 207
BBVA Bancomer, 4.375%, 4/10/24  150 148
CaixaBank, VR, 6.208%, 1/18/29 (1)(3) 200 199
Citigroup, VR, 0.981%, 5/1/25 (3) 150 141
Citigroup, VR, 4.14%, 5/24/25 (3) 105 103
Danske Bank, 5.375%, 1/12/24 (1) 200 199
Goldman Sachs Group, 5.70%, 11/1/24  200 201
Goldman Sachs Group, VR, 1.757%, 1/24/25 (3) 175 168
HDFC Bank, 5.686%, 3/2/26  200 200
HSBC Holdings, 4.25%, 3/14/24  200 197
Lloyds Banking Group, 4.50%, 11/4/24  200 196
Mitsubishi UFJ Financial Group, VR, 5.063%, 9/12/25 (3) 200 198
Morgan Stanley, VR, 0.731%, 4/5/24 (3) 210 209
Morgan Stanley, VR, 5.05%, 1/28/27 (3) 85 84
NatWest Group, VR, 7.472%, 11/10/26 (3) 200 208
PNC Financial Services Group, VR, 4.758%, 1/26/27 (3) 120 118
PNC Financial Services Group, VR, 5.671%, 10/28/25 (3) 135 135
Societe Generale, 2.625%, 10/16/24 (1) 200 190
Standard Chartered, VR, 6.17%, 1/9/27 (1)(3) 200 202
UBS Group, VR, 4.488%, 5/12/26 (1)(3) 200 195
Wells Fargo, VR, 3.908%, 4/25/26 (3) 200 193
Wells Fargo, VR, 4.54%, 8/15/26 (3) 150 146
6,028
Basic Industry 2.1%
ArcelorMittal, 3.60%, 7/16/24  130 126

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Celanese U.S. Holdings, 6.05%, 3/15/25  155 154
Celulosa Arauco y Constitucion, 4.50%, 8/1/24  200 197
Cia de Minas Buenaventura, 5.50%, 7/23/26 (1) 200 169
POSCO, 5.625%, 1/17/26 (1) 200 201
Suzano Austria, 5.75%, 7/14/26  200 201
Westlake, 0.875%, 8/15/24  25 23
1,071
Brokerage Assetmanagers Exchanges 0.3%
LSEGA Financing, 1.375%, 4/6/26 (1) 200 176
176
Capital Goods 0.1%
Regal Rexnord, 6.05%, 2/15/26 (1) 75 74
74
Communications 3.1%
Axian Telecom, 7.375%, 2/16/27  200 185
Crown Castle, 5.00%, 1/11/28  75 74
CSC Holdings, 5.25%, 6/1/24  95 92
DISH Network, 11.75%, 11/15/27 (1) 150 152
iHeartCommunications, 6.375%, 5/1/26  170 160
Magallanes, 3.428%, 3/15/24 (1) 150 146
Sable International Finance, 5.75%, 9/7/27 (1) 200 184
SBA Tower Trust, 6.599%, 1/15/28 (1) 115 117
Tower Bersama Infrastructure, 4.25%, 1/21/25  200 192
Townsquare Media, 6.875%, 2/1/26 (1) 165 151
Warnermedia Holdings, 3.755%, 3/15/27 (1) 155 142
1,595
Consumer Cyclical 4.4%
7-Eleven, 0.80%, 2/10/24 (1) 45 43
CEC Entertainment, 6.75%, 5/1/26 (1) 75 70
Daimler Truck Finance North America, 1.625%, 12/13/24 (1) 170 159
Daimler Truck Finance North America, 5.15%, 1/16/26 (1) 150 148
Ford Motor Credit, 5.125%, 6/16/25  200 193
General Motors Financial, 1.05%, 3/8/24  150 143
Hyatt Hotels, 1.30%, 10/1/23  60 59
Hyundai Capital America, 0.80%, 1/8/24 (1) 150 144
Jaguar Land Rover Automotive, 7.75%, 10/15/25 (1) 200 197
Life Time, 5.75%, 1/15/26 (1) 4 4
Lowe's, 4.40%, 9/8/25  70 69
Mercedes-Benz Finance North America, 5.375%, 11/26/25 (1) 200 201
Nissan Motor, 3.043%, 9/15/23 (1) 200 196
Nordstrom, 2.30%, 4/8/24  155 146
QVC, 4.45%, 2/15/25  2 2
QVC, 4.85%, 4/1/24  150 141
Stellantis Finance U.S., 1.711%, 1/29/27 (1) 200 173
Volkswagen Group of America Finance, 3.95%, 6/6/25 (1) 200 193

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
2,281
Consumer Non-Cyclical 2.7%
Brunswick, 0.85%, 8/18/24  115 107
CHS, 8.00%, 3/15/26 (1) 120 117
CSL Finance, 3.85%, 4/27/27 (1) 25 24
HCA, 5.25%, 4/15/25  200 198
Hikma Finance USA, 3.25%, 7/9/25  200 188
Kimberly-Clark de Mexico, 3.80%, 4/8/24  200 195
Legacy LifePoint Health, 6.75%, 4/15/25 (1) 170 162
Mondelez International Holdings Netherlands, 4.25%, 9/15/25 (1) 200 195
Teva Pharmaceutical Finance Netherlands III, 6.00%, 4/15/24  200 200
1,386
Electric 2.4%
AES, 3.30%, 7/15/25 (1) 100 94
Alexander Funding Trust, 1.841%, 11/15/23 (1) 200 193
DTE Energy, STEP, 4.22%, 11/1/24  65 64
Engie Energia Chile, 4.50%, 1/29/25  200 186
NRG Energy, 3.75%, 6/15/24 (1) 150 145
Pacific Gas & Electric, 3.50%, 6/15/25  100 94
Southern, STEP, 4.475%, 8/1/24  125 123
Vistra Operations, 3.55%, 7/15/24 (1) 200 192
Vistra Operations, 5.125%, 5/13/25 (1) 150 146
1,237
Energy 2.8%
Aker BP, 3.00%, 1/15/25 (1) 150 143
Continental Resources, 3.80%, 6/1/24  50 49
Continental Resources, 4.50%, 4/15/23  100 100
Energy Transfer, 2.90%, 5/15/25  100 94
Energy Transfer, 4.90%, 2/1/24  60 60
Ferrellgas, 5.375%, 4/1/26 (1) 175 157
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 100 98
Leviathan Bond, 6.125%, 6/30/25 (1) 200 194
Southwestern Energy, 8.375%, 9/15/28  175 183
Targa Resources Partners, 6.50%, 7/15/27  45 45
Targa Resources Partners, 6.875%, 1/15/29  255 258
Williams, 5.40%, 3/2/26  50 50
1,431
Finance Companies 0.8%
AerCap Ireland Capital, 1.65%, 10/29/24  215 199
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 100 97
Navient, 6.125%, 3/25/24  135 134
430
Financial Other 0.8%
EMG SUKUK, 4.564%, 6/18/24  200 198

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
MAF Global Securities, 4.75%, 5/7/24  200 197
395
Industrial Other 0.4%
Bidvest Group U.K., 3.625%, 9/23/26  200 179
179
Insurance 1.6%
Athene Global Funding, 1.716%, 1/7/25 (1) 225 208
Brighthouse Financial Global Funding, 1.00%, 4/12/24 (1) 25 24
CNO Global Funding, 1.65%, 1/6/25 (1) 150 139
Humana, 1.35%, 2/3/27 (4) 70 60
Humana, 5.75%, 3/1/28  25 26
Jackson Financial, 1.125%, 11/22/23  120 116
Jackson National Life Global Funding, 5.50%, 1/9/26 (1) 175 175
UnitedHealth Group, 5.15%, 10/15/25  100 100
848
Owned No Guarantee 0.7%
Bank Negara Indonesia Persero, 3.75%, 3/30/26  200 185
Lamar Funding, 3.958%, 5/7/25  200 191
376
Real Estate Investment Trusts 0.6%
Park Intermediate Holdings, 7.50%, 6/1/25 (1) 95 95
Realty Income, 5.05%, 1/13/26  55 55
Service Properties Trust, 7.50%, 9/15/25  175 173
323
Technology 1.1%
Equifax, 5.10%, 12/15/27  95 94
Microchip Technology, 0.972%, 2/15/24  125 120
Oracle, 5.80%, 11/10/25  45 45
SK Hynix, 6.25%, 1/17/26 (1) 200 201
Skyworks Solutions, 0.90%, 6/1/23  20 20
VMware, 0.60%, 8/15/23  70 68
548
Transportation 0.3%
Sydney Airport Finance, 3.90%, 3/22/23 (1) 150 150
150
Total Corporate Bonds (Cost $19,273) 18,528
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.5%
Government Sponsored 0.4%
MEGlobal Canada ULC, 5.00%, 5/18/25  200 197
197
Owned No Guarantee 1.1%
Export-Import Bank of India, 3.875%, 3/12/24  200 197

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Indian Oil, 4.75%, 1/16/24  200 198
Petroleos Mexicanos, 4.875%, 1/18/24  200 197
592
Total Foreign Government Obligations & Municipalities (Cost
$824) 789
MUNICIPAL SECURITIES 0.2%
Michigan 0.2%
Detroit, Social Bonds, Series B, GO, 2.189%, 4/1/24  125 120
Total Municipal Securities (Cost $125) 120
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 12.3%
Collateralized Mortgage Obligations 6.2%
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A3, CMO, ARM
2.189%, 9/25/51 (1) 74 63
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM
SOFR30A + 2.15%, 6.634%, 1/26/32 (1) 300 298
CAFL Issuer
Series 2021-RTL1, Class A2, CMO, STEP
3.104%, 3/28/29 (1) 220 192
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 19 18
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1M2, CMO, ARM
SOFR30A + 1.55%, 6.034%, 10/25/41 (1) 200 195
Connecticut Avenue Securities Trust
Series 2022-R03, Class 1M1, CMO, ARM
SOFR30A + 2.10%, 6.584%, 3/25/42 (1) 113 113
Connecticut Avenue Securities Trust
Series 2022-R06, Class 1M1, CMO, ARM
SOFR30A + 2.75%, 7.234%, 5/25/42 (1) 75 77
Connecticut Avenue Securities Trust
Series 2022-R08, Class 1M1, CMO, ARM
SOFR30A + 2.55%, 7.034%, 7/25/42 (1) 64 64
Connecticut Avenue Securities Trust
Series 2023-R01, Class 1M1, CMO, ARM
SOFR30A + 2.40%, 6.892%, 12/25/42 (1) 69 69
Deephaven Residential Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.128%, 5/25/65 (1) 30 27

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Eagle
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.55%, 6.034%, 4/25/34 (1) 127 126
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, CMO, ARM
4.00%, 8/1/32 (1) 132 129
Flagstar Mortgage Trust
Series 2019-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.95%, 5.456%, 10/25/49 (1) 18 17
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 5.356%, 3/25/50 (1) 30 28
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.86%, 5/25/47 (1) 243 236
Hundred Acre Wood Trust
Series 2021-INV1, Class A9, CMO, ARM
2.50%, 7/25/51 (1) 126 109
Hundred Acre Wood Trust
Series 2021-INV2, Class A27, CMO, ARM
2.50%, 10/25/51 (1) 87 68
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1) 89 80
MFRA Trust
Series 2021-NQM2, Class A3, CMO, ARM
1.472%, 11/25/64 (1) 53 43
New Residential Mortgage Loan Trust
Series 2021-NQ1R, Class A3, CMO, ARM
1.198%, 7/25/55 (1) 62 52
OBX Trust
Series 2019-INV1, Class A3, CMO, ARM
4.50%, 11/25/48 (1) 33 31
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1) 47 43
OBX Trust
Series 2021-NQM3, Class A2, CMO, ARM
1.26%, 7/25/61 (1) 74 57
Radnor RE
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.85%, 6.334%, 11/25/31 (1) 111 111
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM
1.593%, 11/25/55 (1) 28 24
Starwood Mortgage Residential Trust
Series 2021-2, Class A3, CMO, ARM
1.431%, 5/25/65 (1) 88 81

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Structured Agency Credit Risk Debt Notes
Series 2020-DNA2, Class M2, CMO, ARM
1M USD LIBOR + 1.85%, 6.467%, 2/25/50 (1) 85 85
Structured Agency Credit Risk Debt Notes
Series 2020-DNA5, Class M2, CMO, ARM
SOFR30A + 2.80%, 7.284%, 10/25/50 (1) 56 57
Structured Agency Credit Risk Debt Notes
Series 2020-HQA1, Class M2, CMO, ARM
1M USD LIBOR + 1.90%, 6.517%, 1/25/50 (1) 23 23
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 6.134%, 1/25/34 (1) 80 79
Structured Agency Credit Risk Debt Notes
Series 2022-DNA6, Class M1A, CMO, ARM
SOFR30A + 2.15%, 6.634%, 9/25/42 (1) 49 50
Structured Agency Credit Risk Debt Notes
Series 2022-HQA3, Class M1A, CMO, ARM
SOFR30A + 2.30%, 6.784%, 8/25/42 (1) 56 57
Towd Point Mortgage Trust
Series 2016-5, Class A1, CMO, ARM
2.50%, 10/25/56 (1) 26 25
UWM Mortgage Trust
Series 2021-INV2, Class A15, CMO, ARM
2.50%, 9/25/51 (1) 196 154
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (1) 9 9
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59 (1) 121 114
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60 (1) 85 80
Verus Securitization Trust
Series 2021-2, Class A3, CMO, ARM
1.545%, 2/25/66 (1) 161 138
3,222
Commercial Mortgage-Backed Securities 6.1%
BAMLL Commercial Mortgage Securities Trust
Series 2021-JACX, Class E, ARM
1M USD LIBOR + 3.75%, 8.338%, 9/15/38 (1) 100 87
BANK
Series 2019-BN23, Class A1
1.975%, 12/15/52  35 33
BBCMS Mortgage Trust
Series 2020-BID, Class A, ARM
1M USD LIBOR + 2.14%, 6.728%, 10/15/37 (1) 250 244

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
BX Commercial Mortgage Trust
Series 2019-IMC, Class A, ARM
1M USD LIBOR + 1.00%, 5.588%, 4/15/34 (1) 160 157
BX Commercial Mortgage Trust
Series 2019-IMC, Class D, ARM
1M USD LIBOR + 1.90%, 6.488%, 4/15/34 (1) 202 194
BX Trust
Series 2021-ARIA, Class C, ARM
1M USD LIBOR + 1.646%, 6.234%, 10/15/36 (1) 160 154
CD Mortgage Trust
Series 2016-CD1, Class B, ARM
3.077%, 8/10/49  100 86
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class B, ARM
3.518%, 5/10/35 (1) 150 140
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class AS
3.514%, 5/10/49  200 185
Cold Storage Trust
Series 2020-ICE5, Class C, ARM
1M USD LIBOR + 1.65%, 6.238%, 11/15/37 (1) 147 146
Commercial Mortgage Trust
Series 2013-300P, Class A1
4.353%, 8/10/30 (1) 146 142
Commercial Mortgage Trust
Series 2014-CR14, Class AM, ARM
4.526%, 2/10/47  75 74
Commercial Mortgage Trust
Series 2014-UBS2, Class B
4.701%, 3/10/47  105 102
Commercial Mortgage Trust
Series 2017-PANW, Class D, ARM
3.935%, 10/10/29 (1) 109 100
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.555%, 9/10/35 (1) 170 158
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B
3.447%, 12/10/36 (1) 275 258
Great Wolf Trust
Series 2019-WOLF, Class E, ARM
1M TSFR + 2.846%, 7.408%, 12/15/36 (1) 125 120
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFL, ARM
1M USD LIBOR + 1.50%, 6.08%, 7/5/33 (1) 59 51
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class B, ARM
1M USD LIBOR + 1.77%, 6.358%, 10/15/33 (1) 100 90

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
LSTAR Commercial Mortgage Trust
Series 2015-3, Class B, ARM
3.148%, 4/20/48 (1) 147 138
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class A5
3.741%, 8/15/47  39 38
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  95 90
One Market Plaza Trust
Series 2017-1MKT, Class A
3.614%, 2/10/32 (1) 130 122
SLIDE
Series 2018-FUN, Class D, ARM
1M USD LIBOR + 2.10%, 6.688%, 6/15/31 (1) 227 225
3,134
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$6,835) 6,356
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 1.8%
U.S Government Obligation 1.8%
Government National Mortgage Assn.
3.50%, 5/20/47 - 11/20/47  481 450
4.50%, 6/20/51  227 223
6.00%, 2/20/40 - 12/20/40  222 234
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $894) 907
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 19.4%
U.S. Treasury Obligations 19.4%
U.S. Treasury Notes, 2.50%, 4/30/24  230 223
U.S. Treasury Notes, 3.00%, 6/30/24  1,000 973
U.S. Treasury Notes, 3.00%, 7/31/24  695 675
U.S. Treasury Notes, 3.00%, 7/15/25  1,985 1,911
U.S. Treasury Notes, 4.25%, 9/30/24 (5) 1,930 1,908
U.S. Treasury Notes, 4.375%, 10/31/24  760 753
U.S. Treasury Notes, 4.625%, 2/28/25  3,570 3,559
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $10,153) 10,002

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS 8.9%
Commercial Paper 6.4%
4(2) 5.4%(6)
Arrow Electronics, 5.166%, 3/21/23  250 249
Bacardi Martini, 5.433%, 3/27/23  250 249
Canadian Natural Resources, 5.277%, 3/22/23  250 249
Crown Castle International, 5.266%, 3/14/23  250 250
Harley Davidson, 5.305%, 3/7/23  250 250
International Flavors & Fragrance, 5.602%, 3/20/23  300 299
Ovintiv, 5.471%, 3/24/23  250 249
STZ, 5.238%, 3/3/23  250 250
Syngenta Wilmington, 5.422%, 3/21/23  250 249
Targa Resources, 5.469%, 3/22/23  250 249
Walgreens Boots Alliance, 3/22/23  250 249
2,792
Non-4(2) 1.0%
Quanta Services, 3/10/23  250 250
Quanta Services, 5.26%, 3/1/23  250 250
500
3,292
Money Market Funds 2.5%
T. Rowe Price Government Reserve Fund, 4.60% (7)(8) 1,286 1,286
1,286
Total Short-Term Investments (Cost $4,579) 4,578
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.60% (7)(8) 55 55
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 55
Total Securities Lending Collateral (Cost $55) 55
Total Investments in Securities 101.1%
(Cost $53,938) $ 52,188
Other Assets Less Liabilities (1.1)% (579)
Net Assets 100.0% $ 51,609

T. ROWE PRICE Short Duration Income Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$20,144 and represents 39.0% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) All or a portion of this security is on loan at February 28, 2023.
(5) At February 28, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(6) Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $2,792 and represents 5.4% of net assets.
(7) Seven-day yield
(8) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
GO General Obligation
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short Duration Income Fund

(Amounts in 000s)
SWAPS 0.3%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.3%
Credit Default Swaps, Protection Bought 0.3%
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S13, 50 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
12/16/72 585 136 120 16
Total Bilateral Credit Default Swaps, Protection
Bought 120 16
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: AT&T, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/23 * 250 1 — 1
Total Bilateral Credit Default Swaps, Protection Sold — 1
Total Bilateral Swaps 120 17
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S39, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/27 1,960 24 22 2
Total Centrally Cleared Credit Default Swaps,
Protection Sold 2
Total Centrally Cleared Swaps 2
Net payments (receipts) of variation margin to date (2)
Variation margin receivable (payable) on centrally cleared swaps $ —
* Credit ratings as of February 28, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $2.

T. ROWE PRICE Short Duration Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 7 U.S. Treasury Notes five year contracts 6/23 (749) $ 1
Short, 4 U.S. Treasury Notes ten year contracts 6/23 (447) —
Long, 59 U.S. Treasury Notes two year contracts 6/23 12,020 (26)
Short, 2 Ultra U.S. Treasury Notes ten year contracts 6/23 (234) 1
Net payments (receipts) of variation margin to date 22
Variation margin receivable (payable) on open futures contracts $ (2)

T. ROWE PRICE Short Duration Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.60% $ — $ — $ 21++
Totals $ —# $ — $ 21+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
02/28/23
T. Rowe Price Government
Reserve Fund, 4.60% $ 942  ¤  ¤ $ 1,341
Total $ 1,341^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $21 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,341.

T. ROWE PRICE Short Duration Income Fund
Unaudited
Notes to Portfolio of Investments
20
T. Rowe Price Short Duration Income Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Short Duration Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed

T. ROWE PRICE Short Duration Income Fund

on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 47,555 $ — $ 47,555
Short-Term Investments 1,286 3,292 — 4,578
Securities Lending Collateral 55 — — 55
Total Securities 1,341 50,847 — 52,188
Swaps* — 139 — 139
Futures Contracts* 2 — — 2
Total $ 1,343 $ 50,986 $ — $ 52,329
Liabilities
Futures Contracts* $ 26 $ — $ — $ 26
1
Includes Asset-Backed Securities, Bank Loans, Corporate Bonds, Foreign Government
Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Short Duration Income Fund

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
SUBSEQUENT EVENT
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
F1305-054Q3 02/23